Commitments and Contingencies - Litigation (Details) $ / shares in Units, $ in Millions			1 Months Ended
	May 19, 2022 USD ($) $ / shares shares	Jun. 04, 2021 lawsuit	Mar. 31, 2021 shares	Mar. 31, 2023 $ / shares shares	Jan. 31, 2023	Aug. 31, 2022 shares
Loss Contingencies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				71,100,000		5,500,000
Warrants and Rights Outstanding, Term				5 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.50
Shares subject to arbitration			3,100,000
Legal fees, etc. | $	$ 0.8
Delaware Shareholder Derivative Lawsuit [Member]
Loss Contingencies [Line Items]
Consolidated number of lawsuits | lawsuit		3
Pestell Employment Dispute [Member] | Former Chief Medical Officer | Settled litigation
Loss Contingencies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	7,000,000
Warrants and Rights Outstanding, Term	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.37
Shares issued in acquisition	8,342,000